ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 55,704
Declared date of dividends to be distributed to shareholders	2022-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2022
Amount available for dividends under the Japanese Companies Act	¥ 782,017
Equity in undistributed earnings of the companies accounted for by the equity method	15,006	¥ 481	¥ 67,924
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	12,976
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 104,868